Subsidiaries_Details Of Subsidiaries(Details)	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Industry
Kookmin Bank
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	Kookmin Bank
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Banking and foreign exchange transaction
KB Securities Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Securities Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Financial investment
KB Insurance Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Insurance Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Non-life insurance
KB Kookmin Card Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Kookmin Card Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Credit card and installment finance
KB Asset Management Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Asset Management Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Collective investment and advisory
KB Capital Co.,Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Capital Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Financial Leasing
KB Life Insurance Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Life Insurance Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Life insurance
KB Real Estate Trust Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Real Estate Trust Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Real estate trust management
KB Savings Bank Co., Ltd. and Yehansoul Savings Bank Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Savings Bank Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Savings banking
KB Investment Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Investment Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Data System Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Data System Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Software advisory, development, and supply
KB Credit Information Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Credit Information Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Collection of receivables or credit investigation
Kookmin Bank Cambodia PLC.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	Kookmin Bank Cambodia PLC.
Ownership interests(%)	100.00%
Location	Cambodia
Date of financial statements	Dec. 31, 2019
Industry	Banking and foreign exchange transaction
Kookmin Bank Int'l Ltd. (London)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	Kookmin Bank Int'l Ltd. (London)	[1]
Ownership interests(%)	100.00%	[1]
Location	United Kingdom	[1]
Date of financial statements	Dec. 31, 2019	[1]
Industry	Banking and foreign exchange transaction	[1]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	The Group changed Kookmin Bank Int'l Ltd. (London) to Kookmin Bank London Branch on May 16, 2018, and this event is categorized as business combination of entities under common control. The assets and liabilities acquired under business combinations under common control are recognized at the carrying amounts in the consolidated financial statements of the Group. The transferred assets and liabilities due to this business combination are KRW 480,161 million and KRW 480,023 million, respectively.
Kookmin Bank China Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	Kookmin Bank China Ltd.
Ownership interests(%)	100.00%
Location	China
Date of financial statements	Dec. 31, 2019
Industry	Banking and foreign exchange transaction
KB Microfinance Myanmar Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	KB Microfinance Myanmar Co., Ltd.
Ownership interests(%)	100.00%
Location	Myanmar
Date of financial statements	Dec. 31, 2019
Industry	Other credit granting n.e.c.
KBD Tower 1st L.L.C. and 39 others
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	KBD Tower 1st L.L.C. and 39 others	[2]
Location	Korea	[2]
Date of financial statements	Dec. 31, 2019	[2]
Industry	Asset-backed securitization	[2]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls these investees as it has power over relevant activities in case of default; is significantly exposed to variable returns by providing lines of credit or ABCP purchase commitments or due to acquisition of subordinated debt; and has ability to affect those returns through its power.
KB Haeoreum private securities investment trust 83(Bond)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	KB Haeoreum private securities investment trust 83(Bond)
Ownership interests(%)	99.94%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
Kiwoom Frontier Private placement fund 10(Bond)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	Kiwoom Frontier Private placement fund 10[Bond]
Ownership interests(%)	99.90%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
Tong Yang Safe Plus Qualified Private Trust S-8(Bond)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	Tong Yang Safe Plus Qualified Private Trust S-8(Bond)
Ownership interests(%)	99.96%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
Mirae Asset Triumph Global Privately placed Feeder Investment Trust 1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	Mirae Asset Triumph Global Privately placed Feeder Investment Trust 1
Ownership interests(%)	99.92%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
NH-AMUNDI GLOBAL PRIVATE SECURITIES INVESTMENT TRUST 1(USD)(BOND)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	NH-AMUNDI GLOBAL PRIVATE SECURITIES INVESTMENT TRUST 1(BOND)]
Ownership interests(%)	77.78%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB KBSTAR Mid-Long Term KTB Active ETF
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	KB KBSTAR Mid-Long Term KTB Active ETF3
Ownership interests(%)	87.53%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
Samsung KODEX 10Y F-SKTB Inverse
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	Samsung KODEX 10Y F-SKTB Inverse
Ownership interests(%)	98.56%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Global Private Real Estate Debt Fund 3rd(USD)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	KB Global Private Real Estate Debt Fund 3rd(USD)
Ownership interests(%)	99.50%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Europe Renewable Specialized Investment NO.2(EUR)(SOC- FoFs)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	KB Europe Renewable Specialized Investment NO.2(EUR)(SOC- FoFs)	[3]
Ownership interests(%)	50.00%	[3]
Location	Korea	[3]
Date of financial statements	Dec. 31, 2019	[3]
Industry	Capital investment	[3]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.
KB Korea Short Term Premium Private Securities 10 (USD)(BOND)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	KB Korea Short Term Premium Private Securities 10 (USD)(BOND)	[3]
Ownership interests(%)	50.00%	[3]
Location	Korea	[3]
Date of financial statements	Dec. 31, 2019	[3]
Industry	Capital investment	[3]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.
AIP US RED PRIVATE REAL ESTATE TRUST NO.10
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	AIP US RED PRIVATE REAL ESTATE TRUST NO.10
Ownership interests(%)	99.97%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KBFG Securities America Inc.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	KBFG Securities America Inc.
Ownership interests(%)	100.00%
Location	United States of America
Date of financial statements	Dec. 31, 2019
Industry	Investment advisory and securities dealing activities
KB Securities Hong Kong Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	KB Securities Hong Kong Ltd.
Ownership interests(%)	100.00%
Location	China
Date of financial statements	Dec. 31, 2019
Industry	Investment advisory and securities dealing activities
KB Securities Vietnam Joint Stock Company
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	KB SECURITIES VIETNAM JOINT STOCK COMPANY
Ownership interests(%)	99.70%
Location	Vietnam
Date of financial statements	Dec. 31, 2019
Industry	Investment advisory and securities dealing activities
Able NS Co., Ltd and 64 others
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Able NS Co., Ltd and 64 others	[2]
Location	Korea	[2]
Date of financial statements	Dec. 31, 2019	[2]
Industry	Asset-backed securitization	[2]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls these investees as it has power over relevant activities in case of default; is significantly exposed to variable returns by providing lines of credit or ABCP purchase commitments or due to acquisition of subordinated debt; and has ability to affect those returns through its power.
KB NA COMPASS ENERGY PRIVATE SPECIAL ASSET FUND
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	KB NA COMPASS ENERGY PRIVATE SPECIAL ASSET FUND	[3]
Ownership interests(%)	29.67%	[3]
Location	Korea	[3]
Date of financial statements	Dec. 31, 2019	[3]
Industry	Capital investment	[3]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.
Hyundai Smart Index Alpha Securities Feeder Investment Trust No.1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Hyundai Smart Index Alpha Securities Feeder Investment Trust No.1
Ownership interests(%)	98.86%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
Hyundai Strong Korea Equity Trust No.1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Hyundai Strong Korea Equity Trust No.1
Ownership interests(%)	99.51%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
Hyundai Kidzania Equity Feeder Trust No.1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Hyundai Kidzania Equity Feeder Trust No.1
Ownership interests(%)	79.67%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
Hyundai Value Plus Equity Feeder Trust No.1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Hyundai Value Plus Equity Feeder Trust No.1
Ownership interests(%)	99.64%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
Heungkuk Highclass Private Real Estate Trust No. 21
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Heungkuk Highclass Private Real Estate Trust No. 21
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
JB New Jersey Private Real Estate Investment Trust No. 1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	JB New Jersey Private Real Estate Investment Trust No. 1
Ownership interests(%)	98.15%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
Heungkuk Global Highclass Private Real Estate Trust No. 23
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Heungkuk Global Highclass Private Real Estate Trust No. 23
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
Hyundai Dynamic Mix Securities Feeder Investment Trust No.1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Hyundai Dynamic Mix Securities Feeder Investment Trust No.1
Ownership interests(%)	99.99%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
Hyundai Quant Long Short Securities Feeder Investment Trust No.1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Hyundai Quant Long Short Securities Feeder Investment Trust No. 1
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
Hyundai Kon-tiki Specialized Privately Placed Fund No.1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Hyundai Kon-tiki Specialized Privately Placed Fund No.1
Ownership interests(%)	82.06%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
DGB Private real estate Investment Trust No.8
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	DGB Private real estate Investment Trust No.8
Ownership interests(%)	98.77%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
Aquila Global Real Assets Fund No.1 LP
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Aquila Global Real Assets Fund No.1 LP
Ownership interests(%)	99.96%
Location	Cayman islands
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
Mangrove Feeder Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Mangrove Feeder Fund
Ownership interests(%)	100.00%
Location	Cayman islands
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
LB Ireland Private Real Estate Investment Trust 8
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	LB Ireland Private Real Estate Investment Trust 8
Ownership interests(%)	99.64%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KTB Aircraft Private Investment Trust No.21-1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	KTB Aircraft Private Investment Trust No.21-1
Ownership interests(%)	99.61%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
Pacific US Blackrock Private Placement Real Estate Fund No.15
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Pacific US Blackrock Private Placement Real Estate Fund No.15
Ownership interests(%)	99.50%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.38
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Vestas Qualified Investors Private Real Estate Fund Investment Trust No.38
Ownership interests(%)	54.84%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
Hyundai Strong-small Corporate Trust(Stock)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Hyundai Strong-small Corporate Trust[Stock]
Ownership interests(%)	91.61%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
Capstone US Professional Investment Private Fund #6
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Capstone US Professional Investment Private Fund #6
Ownership interests(%)	99.79%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
JB Dry Street Private Fund1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	JB Dry Street Private Fund1
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
JB Australia108 Private Fund1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	JB Australia108 Private Fund1
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
JB Forge Private Fund1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	JB Forge Private Fund1
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
JB Hall Street Private Fund1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	JB Hall Street Private Fund1
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
JB Margaret Street Private Fund1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	JB Margaret Street Private Fund1
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
LB UK Private Real Estate Investment Trust No.18
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	LB UK Private Real Estate Investment Trust No.18
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
LB UK Private Real Estate Investment Trust No.19
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	LB UK Private Real Estate Investment Trust No.19
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
Leading Insurance Services, Inc.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	Leading Insurance Services, Inc.
Ownership interests(%)	100.00%
Location	United States of America
Date of financial statements	Dec. 31, 2019
Industry	Management service
LIG Insurance (China) Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	LIG Insurance (China) Co., Ltd.
Ownership interests(%)	100.00%
Location	China
Date of financial statements	Dec. 31, 2019
Industry	Non-life insurance
PT. KB Insurance Indonesia
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	PT. KB Insurance Indonesia
Ownership interests(%)	70.00%
Location	Indonesia
Date of financial statements	Dec. 31, 2019
Industry	Non-life insurance
KB Claims Survey & Adjusting
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB Claims Survey & Adjusting
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Claim service
KB Sonbo CNS
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB Sonbo CNS
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Management service
KB Golden Life Care Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB Golden Life Care Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Service
KB AMP Infra Private Special Asset Fund 1(FoFs)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB AMP Infra Private Special Asset Fund 1(FoFs)	[3]
Ownership interests(%)	41.67%	[3]
Location	Korea	[3]
Date of financial statements	Dec. 31, 2019	[3]
Industry	Capital investment	[3]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.
KB Muni bond Private Securities Fund 1(USD)(bond)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB Muni bond Private Securities Fund 1(USD)(bond)	[3]
Ownership interests(%)	33.33%	[3]
Location	Korea	[3]
Date of financial statements	Dec. 31, 2019	[3]
Industry	Capital investment	[3]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.
KB CHILE SOLAR FUND
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB CHILE SOLAR FUND
Ownership interests(%)	80.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
Meritz Private Specific Real Estate Fund 1-2
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	Meritz Private Specific Real Estate Fund 1-2
Ownership interests(%)	87.21%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Global Private Real Estate Debt Fund 1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB Global Private Real Estate Debt Fund 1	[3]
Ownership interests(%)	50.00%	[3]
Location	Korea	[3]
Date of financial statements	Dec. 31, 2019	[3]
Industry	Capital investment	[3]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.
Hana Landchip Real estate Private Fund 58th
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	Hana Landchip Real estate Private Fund 58th
Ownership interests(%)	99.99%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Financial investment
Hyundai Power Professional Investment Type Private Investment Fund No.4
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	Hyundai Power Professional Investment Type Private Investment Fund No.4
Ownership interests(%)	99.79%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Financial investment
KB U.S. LongShort Private Securities Fund 1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB U.S. LongShort Private Securities Fund 1
Ownership interests(%)	99.37%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Financial investment
Hyundai Infra Professional Investment Type Private Investment Trust No.5
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	Hyundai Infra Professional Investment Type Private Investment Trust No.5
Ownership interests(%)	99.82%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Financial investment
KB SAUDI SEPCO II Private Special Asset Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB SAUDI SEPCO II Private Special Asset Fund
Ownership interests(%)	80.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Financial investment
Meritz Private Real Estate Fund 8
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	Meritz Private Real Estate Fund 8
Ownership interests(%)	99.36%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Financial investment
Hyundai Star Private Real Estate Investment Trust No. 14
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	Hyundai Star Private Real Estate Investment Trust No. 14
Ownership interests(%)	99.98%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Financial investment
Vogo debt strategy private real estate fund VII
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	Vogo debt strategy private real estate fund VII
Ownership interests(%)	99.25%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Financial investment
KORAMCO Europe Debt Strategy Private Real-Estate Fund 2nd
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KORAMCO Europe Debt Strategy Private Real-Estate Fund 2nd
Ownership interests(%)	99.80%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Peru Transmission Facility Investment Private Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB Peru Transmission Facility Investment Private Fund
Ownership interests(%)	99.08%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Global Private Real Estate Debt Fund 2
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB Global Private Real Estate Debt Fund 2
Ownership interests(%)	98.36%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Europe Private Real Estate Debt Fund 1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB Europe Private Real Estate Debt Fund 1
Ownership interests(%)	57.14%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB AU Infigen Energy Private Special Asset Fund 2
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB AU Infigen Energy Private Special Asset Fund 2	[3]
Ownership interests(%)	47.37%	[3]
Location	Korea	[3]
Date of financial statements	Dec. 31, 2019	[3]
Industry	Capital investment	[3]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.
KB North American Loan Specialty Private Real Estate Investment Trust 3rd
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB North American Loan Specialty Private Real Estate Investment Trust 3rd	[3]
Ownership interests(%)	36.12%	[3]
Location	Korea	[3]
Date of financial statements	Dec. 31, 2019	[3]
Industry	Capital investment	[3]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.
Multi Asset Global Private Debt Fund 6
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	Multi Asset Global Private Debt Fund 6
Ownership interests(%)	99.62%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB DAEHAN SPECIALIZED BANK PLC.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Kookmin Card Co., Ltd.
Investee	KB DAEHAN SPECIALIZED BANK PLC.
Ownership interests(%)	90.00%
Location	Cambodia
Date of financial statements	Dec. 31, 2019
Industry	Banking
KB Kookmin Card 3rd Securitization Co., Ltd. And 3 other
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Kookmin Card Co., Ltd.
Investee	KB Kookmin Card 3rd Securitization Co., Ltd. And 3 other	[2]
Ownership interests(%)	0.50%	[2]
Location	Korea	[2]
Date of financial statements	Dec. 31, 2019	[2]
Industry	Asset-backed securitization	[2]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls these investees as it has power over relevant activities in case of default; is significantly exposed to variable returns by providing lines of credit or ABCP purchase commitments or due to acquisition of subordinated debt; and has ability to affect those returns through its power.
Heungkuk Life Insurance Money Market Trust
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Kookmin Card Co., Ltd.
Investee	Heungkuk Life Insurance Money Market Trust
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Trust asset management
KBAM Shanghai Advisory Services Co.,Ltd
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Asset Management Co., Ltd.
Investee	KBAM Shanghai Advisory Services Co.,Ltd
Ownership interests(%)	100.00%
Location	China
Date of financial statements	Dec. 31, 2019
Industry	General advisory
KB Star Office Private Real Estate Feeder fund 3-2
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Asset Management Co., Ltd.
Investee	KB Star Office Private Real Estate Feeder fund 3-2
Ownership interests(%)	88.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Asset Management Singapore Pte, Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Asset Management Co., Ltd.
Investee	KB Asset Management Singapore Pte, Ltd.
Ownership interests(%)	100.00%
Location	Singapore
Date of financial statements	Dec. 31, 2019
Industry	Collective investment
KB Global Multi Asset Income Securities Feeder Fund(Bond Mixed-FoFs)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Asset Management Co., Ltd.
Investee	KB Global Multi Asset Income Securities Feeder Fund(Bond Mixed-FoFs)	[3]
Ownership interests(%)	36.56%	[3]
Location	Korea	[3]
Date of financial statements	Dec. 31, 2019	[3]
Industry	Capital investment	[3]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.
KB Active Investor Securities Investment Trust(Derivatives Mixed)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Asset Management Co., Ltd.
Investee	KB Active Investor Securities Investment Trust(Derivatives Mixed)
Ownership interests(%)	71.16%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB G2 Plus Korea Securities Fund(Equity)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Asset Management Co., Ltd.
Investee	KB G2 Plus Korea Securities Fund(Equity)
Ownership interests(%)	52.51%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Hedge Fund Solution Mixed Asset Fund(FoFs)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Asset Management Co., Ltd.
Investee	KB Hedge Fund Solution Mixed Asset Fund(FoFs)
Ownership interests(%)	97.62%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB OCIO Global Asset Allocation Private Fund 1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Asset Management Co., Ltd.
Investee	KB OCIO Global Asset Allocation Private Fund 1
Ownership interests(%)	83.69%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Global Big data Research Securities Feeder Fund(Equity)(H)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Asset Management Co., Ltd.
Investee	KB Global Big data Research Securities Feeder Fund(Equity)(H)
Ownership interests(%)	99.49%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Long-term Total Return Performance Fee Securities Investment Trust(Equity-mixed)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Asset Management Co., Ltd.
Investee	KB Long-term Total Return Performance Fee Securities Investment Trust(Equity-mixed)
Ownership interests(%)	56.94%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB GLOBAL ESG SECURITIES FEEDER FUND(USD)(EQUITY)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Asset Management Co., Ltd.
Investee	KB GLOBAL ESG SECURITIES FEEDER FUND(USD)(EQUITY)
Ownership interests(%)	53.80%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Star Office Private Real Estate Investment Trust 5
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Asset Management Co., Ltd.
Investee	KB Star Office Private Real Estate Investment Trust 5	[3]
Ownership interests(%)	37.11%	[3]
Location	Korea	[3]
Date of financial statements	Dec. 31, 2019	[3]
Industry	Capital investment	[3]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.
KB Global Core REITs Real Estate Self-Investment Trust (H) C-F
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Asset Management Co., Ltd.
Investee	KB Global Core REITs Real Estate Self-Investment Trust (H) C-F
Ownership interests(%)	50.36%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Global Core REITs Real Estate Self-Investment Trust (UH) C-F
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Asset Management Co., Ltd.
Investee	KB Global Core REITs Real Estate Self-Investment Trust (UH) C-F
Ownership interests(%)	85.52%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Global Alpha Opportunity Securities Investor Trust (Mixed-Redirect)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Asset Management Co., Ltd.
Investee	KB Global Alpha Opportunity Securities Investor Trust (Mixed-Redirect)3	[3]
Ownership interests(%)	33.66%	[3]
Location	Korea	[3]
Date of financial statements	Dec. 31, 2019	[3]
Industry	Capital investment	[3]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.
KB Best More Dream Mixed Assets Self-Investment Trust
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Asset Management Co., Ltd.
Investee	KB Best More Dream Mixed Assets Self-Investment Trust
Ownership interests(%)	79.73%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Korea Equity EMP Solution Securities Fund(Equity-FoFs)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Asset Management Co., Ltd.
Investee	KB Korea Equity EMP Solution Securities Fund(Equity-FoFs)3	[3]
Ownership interests(%)	45.26%	[3]
Location	Korea	[3]
Date of financial statements	Dec. 31, 2019	[3]
Industry	Capital investment	[3]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.
2011 KIF-KB IT Venture Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Investment Co., Ltd.
Investee	2011 KIF-KB IT Venture Fund	[4]
Ownership interests(%)	43.33%	[4]
Location	Korea	[4]
Date of financial statements	Dec. 31, 2019	[4]
Industry	Capital investment	[4]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.
KoFC-KB Young Pioneer 1st Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Investment Co., Ltd.
Investee	KoFC-KB Young Pioneer 1st Fund	[4]
Ownership interests(%)	33.33%	[4]
Location	Korea	[4]
Date of financial statements	Dec. 31, 2019	[4]
Industry	Capital investment	[4]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.
KB NEW CONTENTS Venture Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Investment Co., Ltd.
Investee	KB NEW CONTENTS Venture Fund	[4]
Ownership interests(%)	20.00%	[4]
Location	Korea	[4]
Date of financial statements	Dec. 31, 2019	[4]
Industry	Capital investment	[4]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.
KB Young Pioneer 3.0 Venture Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Investment Co., Ltd.
Investee	KB Young Pioneer 3.0 Venture Fund	[4]
Ownership interests(%)	40.00%	[4]
Location	Korea	[4]
Date of financial statements	Dec. 31, 2019	[4]
Industry	Capital investment	[4]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.
KB Pre IPO Secondary Venture Fund 2
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Investment Co., Ltd.
Investee	KB Pre IPO Secondary Venture Fund 2	[4]
Ownership interests(%)	21.00%	[4]
Location	Korea	[4]
Date of financial statements	Dec. 31, 2019	[4]
Industry	Capital investment	[4]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.
KB Contents Panda iMBC Contents Venture Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Investment Co., Ltd.
Investee	KB Contents Panda iMBC Contents Venture Fund	[4]
Ownership interests(%)	20.00%	[4]
Location	Korea	[4]
Date of financial statements	Dec. 31, 2019	[4]
Industry	Capital investment	[4]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.
KB Culture & Global Digital Contents Fund Limited partnership
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Investment Co., Ltd.
Investee	KB Culture & Global Digital Contents Fund Limited partnership	[4]
Ownership interests(%)	22.50%	[4]
Location	Korea	[4]
Date of financial statements	Dec. 31, 2019	[4]
Industry	Capital investment	[4]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.
KB Gross Capital Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Investment Co., Ltd.
Investee	KB Gross Capital Fund	[4]
Ownership interests(%)	32.30%	[4]
Location	Korea	[4]
Date of financial statements	Dec. 31, 2019	[4]
Industry	Capital investment	[4]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.
KB12-1 Venture Investment
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Investment Co., Ltd.
Investee	KB12-1 Venture Investment
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Start-up Creation Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Investment Co., Ltd.
Investee	KB Start-up Creation Fund
Ownership interests(%)	62.50%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Intellectual Property Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Investment Co., Ltd.
Investee	KB Intellectual Property Fund	[4]
Ownership interests(%)	34.00%	[4]
Location	Korea	[4]
Date of financial statements	Dec. 31, 2019	[4]
Industry	Capital investment	[4]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.
KB Global Infra Private Special Asset Fund No.5
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Securities Co., Ltd., KB Insurance Co., Ltd.,
Investee	KB Global Infra Private Special Asset Fund No.5	[3]
Ownership interests(%)	45.46%	[3]
Location	Korea	[3]
Date of financial statements	Dec. 31, 2019	[3]
Industry	Capital investment	[3]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.
KB Global Infra Private Special Asset Fund No.6
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Securities Co., Ltd., KB Insurance Co., Ltd.,
Investee	KB Global Infra Private Special Asset Fund No.6	[3]
Ownership interests(%)	45.46%	[3]
Location	Korea	[3]
Date of financial statements	Dec. 31, 2019	[3]
Industry	Capital investment	[3]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.
KB High-tech Company Investment Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Insurance Co., Ltd., KB life Insurance, KB Investment Co., Ltd.
Investee	KB High-tech Company Investment Fund
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB digital innovation&growth New Technology Business Investment Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Securities Co., Ltd., KB Insurance Co., Ltd., KB Kookmin Card Co., Ltd., KB Capital Co., Ltd., KB Life Insurance Co., Ltd..
Investee	KB digital innovation&growth New Technology Business Investment Fund
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Intellectual Property Fund 2
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Investment Co., Ltd., KB Capital Co., Ltd.
Investee	KB Intellectual Property Fund 2
Ownership interests(%)	75.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Digital Innovation Investment Fund Limited partnership
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Insurance Co., Ltd., KB Investment Co., Ltd., KB Capital Co., Ltd.
Investee	KB Digital Innovation Investment Fund Limited partnership
Ownership interests(%)	62.51%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Global Platform Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Securities Co., Ltd., KB Insurance Co., Ltd., KB Kookmin Card Co., Ltd., KB Capital Co., Ltd., KB Investment Co., Ltd.
Investee	KB Global Platform Fund
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Wise Star Private Real Estate Feeder Fund 1st.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Securities Co., Ltd., KB Life Insurance Co., Ltd., KB real estimate trust co., Ltd.
Investee	KB Wise Star Private Real Estate Feeder Fund 1st.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Investment trust
Hanbando BTL Private Special Asset Fund 1st
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Insurance Co., Ltd.
Investee	Hanbando BTL Private Special Asset Fund 1st	[3]
Ownership interests(%)	46.36%	[3]
Location	Korea	[3]
Date of financial statements	Dec. 31, 2019	[3]
Industry	Capital investment	[3]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.
KB KBSTAR Mid-Long Term KTB Active ETF
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Insurance Co., Ltd.
Investee	KB KBSTAR Mid-Long Term KTB Active ETF	[3]
Ownership interests(%)	37.59%	[3]
Location	Korea	[3]
Date of financial statements	Dec. 31, 2019	[3]
Industry	Capital investment	[3]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.
KOREIT BIEN Specialized Private Equity Private Investment Trust No. 1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Insurance Co., Ltd.
Investee	KOREIT BIEN Specialized Private Equity Private Investment Trust No. 1
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Mezzanine Private Security Investment Trust No.3
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Insurance Co., Ltd.
Investee	KB Mezzanine Private Security Investment Trust No.3	[3]
Ownership interests(%)	25.33%	[3]
Location	Korea	[3]
Date of financial statements	Dec. 31, 2019	[3]
Industry	Capital investment	[3]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.
KB Hope Sharing BTL Private Special Asset
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Insurance Co., Ltd., KB life Insurance Co., Ltd.
Investee	KB Hope Sharing BTL Private Special Asset	[3]
Ownership interests(%)	46.00%	[3]
Location	Korea	[3]
Date of financial statements	Dec. 31, 2019	[3]
Industry	Capital investment	[3]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.
KB Senior Loan Private Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Insurance Co., Ltd., KB life Insurance Co., Ltd.
Investee	KB Senior Loan Private Fund	[3]
Ownership interests(%)	37.39%	[3]
Location	Korea	[3]
Date of financial statements	Dec. 31, 2019	[3]
Industry	Capital investment	[3]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.
KB New Renewable Energy Private Special Asset Fund 1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Insurance Co., Ltd., KB life Insurance Co., Ltd.
Investee	KB New Renewable Energy Private Special Asset Fund 1
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Core Blind Private Estate Fund 1st
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Insurance Co., Ltd., KB life Insurance Co., Ltd., KB Asset Management Co., Ltd.
Investee	KB Core Blind Private Estate Fund 1st
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Mezzanine Private Securities Fund 2nd
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB life Insurance Co., Ltd.
Investee	KB Mezzanine Private Securities Fund 2nd	[3]
Ownership interests(%)	40.74%	[3]
Location	Korea	[3]
Date of financial statements	Dec. 31, 2019	[3]
Industry	Capital investment	[3]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.
KB Star Office Private Real Estate Investment Trust 4
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Insurance Co., Ltd., KB Asset Management Co., Ltd.
Investee	KB Star Office Private Real Estate Investment Trust 4
Ownership interests(%)	51.96%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
Meritz Private Real Estate Fund 9-2
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Securities Co., Ltd.
Investee	Meritz Private Real Estate Fund 9-2
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Global Core Bond Securities Fund Master Fund(Bond)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Securities Co., Ltd., KB Insurance Co., Ltd., KB life Insurance Co., Ltd. KB Asset Management Co., Ltd.
Investee	KB Global Core Bond Securities Fund Master Fund(Bond)
Ownership interests(%)	77.30%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB KONEX Market Vitalization Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd., KB Investment Co., Ltd.
Investee	KB KONEX Market Vitalization Fund	[4]
Ownership interests(%)	46.88%	[4]
Location	Korea	[4]
Date of financial statements	Dec. 31, 2019	[4]
Industry	Capital investment	[4]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.
KB Neo Paradigm Agriculture Venture
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd., KB Investment Co., Ltd.
Investee	KB Neo Paradigm Agriculture Venture	[4]
Ownership interests(%)	50.00%	[4]
Location	Korea	[4]
Date of financial statements	Dec. 31, 2019	[4]
Industry	Capital investment	[4]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.
KB New Paradigm Fisheries Venture Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd., KB Investment Co., Ltd.
Investee	KB New Paradigm Fisheries Venture Fund	[4]
Ownership interests(%)	33.33%	[4]
Location	Korea	[4]
Date of financial statements	Dec. 31, 2019	[4]
Industry	Capital investment	[4]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.
KB Onkookmin Life Income RIF 20 Feeder Fund(Fofs)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd., KB Asset Management Co., Ltd.
Investee	KB Onkookmin Life Income RIF 20 Feeder Fund(Fofs)
Ownership interests(%)	99.04%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Onkookmin Life Income RIF 40 Feeder Fund(Fofs)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd., KB Asset Management Co., Ltd.
Investee	KB Onkookmin Life Income RIF 40 Feeder Fund(Fofs)
Ownership interests(%)	99.23%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Onkookmin TDF 2030 Master Fund(FoFs)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd., KB Asset Management Co., Ltd.
Investee	KB Onkookmin TDF 2030 Master Fund(FoFs)	[3]
Ownership interests(%)	27.82%	[3]
Location	Korea	[3]
Date of financial statements	Dec. 31, 2019	[3]
Industry	Capital investment	[3]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.
KB Onkookmin TDF 2045 Master Fund(FoFs)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd., KB Asset Management Co., Ltd.
Investee	KB Onkookmin TDF 2045 Master Fund(FoFs)	[3]
Ownership interests(%)	32.68%	[3]
Location	Korea	[3]
Date of financial statements	Dec. 31, 2019	[3]
Industry	Capital investment	[3]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.
KB AU Infigen Energy Private Special Asset Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd., KB life Insurance Co.
Investee	KB AU Infigen Energy Private Special Asset Fund
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Wise Star Private Real Estate Feeder Fund 2nd
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd., KB Asset Management Co., Ltd., KB Star Office Private Real Estate Investment Trust No.5
Investee	KB Wise Star Private Real Estate Feeder Fund 2nd
Ownership interests(%)	88.23%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB North American Loan Specialty Private Real Estate Investment Trust 1st
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd., KB life Insurance Co., Ltd
Investee	KB North American Loan Specialty Private Real Estate Investment Trust 1st
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB KOLAO LEASING Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Kookmin Card Co., Ltd., KB Capital Co., Ltd.
Investee	KB KOLAO LEASING CO., Ltd
Ownership interests(%)	80.00%
Location	Laos
Date of financial statements	Dec. 31, 2019
Industry	Auto installment finance
KB Star Office Private Real Estate Master Investment Trust 2
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Wise Star Private Real Estate Feeder Fund 1st.
Investee	KB Star Office Private Real Estate Master Investment Trust 2	[5]
Ownership interests(%)	44.44%	[5]
Location	Korea	[5]
Date of financial statements	Dec. 31, 2019	[5]
Industry	Capital investment	[5]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group participated directly in establishment of this entity and has power over relevant activities, and is significantly exposed to variable returns which is affected by the performance of the investee, and has ability to affect the performance through its power. Accordingly the Group has control over the investee.
KB Star Office Private Real Estate Investment Trust 3
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Wise Star Private Real Estate Feeder Fund 1st., KB Securities Co., KB Asset Management Co., Ltd.
Investee	KB Star Office Private Real Estate Investment Trust 3
Ownership interests(%)	52.31%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
Hyundai Strong Korea Equity Trust No.1(Master)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Hyundai Strong Korea Equity Trust No.1
Investee	Hyundai Strong Korea Equity Trust No.1[Master]
Ownership interests(%)	66.56%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
Mangrove Master Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Mangrove Feeder Fund
Investee	Mangrove Master Fund
Ownership interests(%)	100.00%
Location	Cayman islands
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
Global Investment Opportunity Limited
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KBFG Securities Hongkong Ltd.
Investee	Global Investment Opportunity Limited
Ownership interests(%)	100.00%
Location	Malaysia
Date of financial statements	Dec. 31, 2019
Industry	Finance and Real Estate Investment
Hyundai Smart Index Alpha Securities Master Investment Trust
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Hyundai Smart Index Alpha Securities Feeder Inv Trust 1
Investee	Hyundai Smart Index Alpha Securities Master Investment Trust
Ownership interests(%)	99.86%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
Hyundai Value Plus Securities Master Investment Trust
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Hyundai Value Plus Securities Feeder Investment Trust 1 and Hyundai Kidzania Equity Feeder Trust No.1
Investee	Hyundai Value Plus Securities Master Investment Trust
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
Hyundai Dynamic Mix Securities Master Investment Trust
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Hyundai Dynamic Mix Securities Feeder Investment Trust
Investee	Hyundai Dynamic Mix Securities Master Investment Trust
Ownership interests(%)	99.48%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
Hyundai Quant Long Short Securities Master Investment Trust
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Hyundai Quant Long Short Securities Feeder Investment Trust 1
Investee	Hyundai Quant Long Short Securities Master Investment Trust
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
AGRAF Real Estate No.1, Senningerberg
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Aquila Global Real Assets Fund No.1 LP
Investee	AGRAF Real Estate No.1, Senningerberg
Ownership interests(%)	100.00%
Location	Luxembourg
Date of financial statements	Dec. 31, 2019
Industry	Asset-backed securitization
AGRAF Real Estate Holding No.1, Senningerberg
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	AGRAF Real Estate No.1, Senningerberg
Investee	AGRAF Real Estate Holding No.1, Senningerberg
Ownership interests(%)	100.00%
Location	Luxembourg
Date of financial statements	Dec. 31, 2019
Industry	Asset-backed securitization
Vierte CasaLog GmbH & Co. KG
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	AGRAF Real Estate Holding No.1, Senningerberg
Investee	Vierte CasaLog GmbH & Co. KG
Ownership interests(%)	100.00%
Location	Germany
Date of financial statements	Dec. 31, 2019
Industry	Real estate investment
HD 1 Grundstucksgesellschaft mbH & Co. KG
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	AGRAF Real Estate Holding No.1, Senningerberg
Investee	HD 1 Grundstucksgesellschaft mbH & Co. KG
Ownership interests(%)	100.00%
Location	Germany
Date of financial statements	Dec. 31, 2019
Industry	Real estate investment
Sechste Casalog KG
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	AGRAF Real Estate Holding No.1, Senningerberg
Investee	Sechste Casalog KG
Ownership interests(%)	100.00%
Location	Germany
Date of financial statements	Dec. 31, 2019
Industry	Real estate investment
ABLE NJ DSM INVESTMENT REIT
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	JB New Jersey Private Real Estate Investment Trust No. 1
Investee	ABLE NJ DSM INVESTMENT REIT
Ownership interests(%)	99.18%
Location	United States of America
Date of financial statements	Dec. 31, 2019
Industry	Real estate investment
ABLE NJ DSM, LLC
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	ABLE NJ DSM INVESTMENT REIT
Investee	ABLE NJ DSM, LLC
Ownership interests(%)	100.00%
Location	United States of America
Date of financial statements	Dec. 31, 2019
Industry	Real estate investment
HYUNDAI ABLE INVESTMENT REIT
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Heungkuk Global Highclass Private Real Estate Trust 23
Investee	HYUNDAI ABLE INVESTMENT REIT
Ownership interests(%)	99.90%
Location	United States of America
Date of financial statements	Dec. 31, 2019
Industry	Real estate investment
HYUNDAI ABLE PATRIOTS PARK, LLC
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	HYUNDAI ABLE INVESTMENT REIT
Investee	HYUNDAI ABLE PATRIOTS PARK, LLC
Ownership interests(%)	100.00%
Location	United States of America
Date of financial statements	Dec. 31, 2019
Industry	Real estate investment
BECKETT ACQUISITION LIMITED
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	LB Ireland Private Real Estate Investment Trust 8
Investee	BECKETT ACQUISITION LIMITED
Ownership interests(%)	100.00%
Location	Ireland
Date of financial statements	Dec. 31, 2019
Industry	Real estate investment
KB Global Multi Asset Income Securities Master Fund(Bond Mixed-FoFs)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Global Multi Asset Income Securities Feeder Fund(Bond Mixed-FoFs)
Investee	KB Global Multi Asset Income Securities Master Fund(Bond Mixed-FoFs)
Ownership interests(%)	87.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Onkookmin Life Income RIF 20 Master Fund(Fofs)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Onkookmin Life Income RIF 20feeder Fund(FoFs)
Investee	KB Onkookmin Life Income RIF 20 Master Fund(Fofs)
Ownership interests(%)	86.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Onkookmin Life Income RIF 40 Master Fund(Fofs)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Onkookmin Life Income RIF 40feeder Fund(FoFs)
Investee	KB Onkookmin Life Income RIF 40 Master Fund(Fofs)
Ownership interests(%)	86.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
Mirae Asset Triumph Global Privately placed Master Investment Trust 1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Mirae Asset Triumph Global Privately placed Feeder Investment Trust 1
Investee	Mirae Asset Triumph Global Privately placed Master Investment Trust 1
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
Mirae Asset Triumph Global Privately placed Master Investment Trust 2
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Mirae Asset Triumph Global Privately placed Feeder Investment Trust 1
Investee	Mirae Asset Triumph Global Privately placed Master Investment Trust 2
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Global Core Bond Securities Master Fund(Bond)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Global Core Bond Securities feeder Fund(Bond)
Investee	KB Global Core Bond Securities Master Fund(Bond)
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Global Big data Research Securities Master Fund(Equity)(H)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Global Big data Research Securities Master Fund(Equity)(H)
Investee	KB Global Big data Research Securities Master Fund(Equity)(H)
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB GLOBAL ESG SECURITIES FEEDER FUND(USD)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Global Good Investment ESG Securities feeder Fund(Equity)(H), KB Best More Dream Mixed Assets Self-Investment Trust
Investee	KB GLOBAL ESG SECURITIES FEEDER FUND(USD)
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Global Core REITs Real Estate Investment Fund (Indirect)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Global Core REITs Real Estate Self-Investment Trust (Redirect) (H), KB Global Core REITs Real Estate Self-Investment Trust (Redirect) (UH) C-F, KB Best More Dream Mixed Assets Self-Investment Trust
Investee	KB Global Core REITs Real Estate Investment Fund (Indirect)
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Global Alpha Opportunity Securities Parent Investment Trust (Mixed-Redirect)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Global Alpha Opportunity Securities Investor Trust (Mixed-Redirect), KB Best More Dream Mixed Assets Self-Investment Trust
Investee	KB Global Alpha Opportunity Securities Parent Investment Trust (Mixed-Redirect)
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Hedge Fund Solution Mixed Asset Parent Investment Trust (Private Investment Indirect)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Hedge Fund Solution Mixed Asset Parent Investment Trust (Private Investment Indirect), KB Best More Dream Mixed Assets Self-Investment Trust
Investee	KB Hedge Fund Solution Mixed Asset Parent Investment Trust (Private Investment Indirect)
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Wise Star Jongno Tower Real Estate Master Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Wise Star Private Real Estate Feeder Fund 1st, KB Wise Star Private Real Estate Feeder Fund 2nd
Investee	KB Wise Star Jongno Tower Real Estate Master Fund
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
KB Wise Star Private Real Estate Feeder Fund 3rd
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Core Blind Private Estate Fund 1st
Investee	KB Wise Star Private Real Estate Feeder Fund 3rd	[3]
Ownership interests(%)	46.90%	[3]
Location	Korea	[3]
Date of financial statements	Dec. 31, 2019	[3]
Industry	Capital investment	[3]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.
Personal pension trusts and 10 other trusts
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	Personal pension trusts and 10 other trusts	[6]
Location	Korea	[6]
Date of financial statements	Dec. 31, 2019	[6]
Industry	Trust	[6]
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	The Group controls the trust because it has power that determines the management performance over the trust and is exposed to variable returns to absorb losses through the guarantees of payment of principal, or payment of principal and fixed rate of return.
Lumen International Developments
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Vestas Qualified Investors Private Real Estate Fund Investment Trust No.38
Investee	Lumen International Developments
Ownership interests(%)	100.00%
Location	Luxemburg
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
VREF Shaftesbury ScSp
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Lumen International Developments
Investee	VREF Shaftesbury ScSp
Ownership interests(%)	100.00%
Location	Luxemburg
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
Hillswood Finco Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	LB UK Private Real Estate Investment Trust No.18, etc
Investee	Hillswood Finco Ltd.
Ownership interests(%)	100.00%
Location	Jersey
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
Hillswood Holdings Ltd
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	LB UK Private Real Estate Investment Trust No.18, etc
Investee	Hillswood Holdings Ltd.
Ownership interests(%)	100.00%
Location	Jersey
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
Hillswood Holding Property Unit Trust
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	LB UK Private Real Estate Investment Trust No.18, etc
Investee	Hillswood Holding Property Unit Trust
Ownership interests(%)	100.00%
Location	Jersey
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
Hillswood Property Unit Trust
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Hillswood Holding Property Unit Trust, etc
Investee	Hillswood Property Unit Trust
Ownership interests(%)	100.00%
Location	Jersey
Date of financial statements	Dec. 31, 2019
Industry	Capital investment
Hyundai Strong-small Corporate Master Trust
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Hyundai Strong-small Corporate Trust No.1
Investee	Hyundai Strong-small Corporate Master Trust
Ownership interests(%)	80.43%
Location	Korea
Date of financial statements	Dec. 31, 2019
Industry	Capital investment

[1]	The Group changed Kookmin Bank Int'l Ltd. (London) to Kookmin Bank London Branch on May 16, 2018, and this event is categorized as business combination of entities under common control. The assets and liabilities acquired under business combinations under common control are recognized at the carrying amounts in the consolidated financial statements of the Group. The transferred assets and liabilities due to this business combination are KRW 480,161 million and KRW 480,023 million, respectively.
[2]	Although the Group holds less than a majority of the investee's voting rights, the Group controls these investees as it has power over relevant activities in case of default; is significantly exposed to variable returns by providing lines of credit or ABCP purchase commitments or due to acquisition of subordinated debt; and has ability to affect those returns through its power.
[3]	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.
[4]	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.
[5]	Although the Group holds less than a majority of the investee's voting rights, the Group participated directly in establishment of this entity and has power over relevant activities, and is significantly exposed to variable returns which is affected by the performance of the investee, and has ability to affect the performance through its power. Accordingly the Group has control over the investee.
[6]	The Group controls the trust because it has power that determines the management performance over the trust and is exposed to variable returns to absorb losses through the guarantees of payment of principal, or payment of principal and fixed rate of return.